Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2019
Cash Flow Information [Abstract]
Schedule of reconciliation of cash flow from operations with loss after income tax
	30 June 2019 AUD$	30 June 2018 AUD$	30 June 2017 AUD$

Net Loss for the Year	(4,632,743)	(3,010,929)	(6,804,154)

Adjustments for
Depreciation expense	5,287	5,047	4,922
Interest accrued on borrowings	—	—	8,561
Distribution costs	70,000	—	—
Expected credit losses	34,046	—	—
Finance costs	—	24,199	97,051
Finance income	(39)	(1,238)	(8,386)
Leave provision expense	4,580	41,110	5,902
Share-based payments	1,343,500	242,950	522,665
Unrealised net foreign currency (gains)/losses	(62,015)	(316,380)	24,433
Change in operating assets and liabilities:
Add decreases / (increases) in trade and other receivables	680,337	438,001	7,396
Add decreases / (increases) in inventories	263,365	(333,642)	(280,060)
Add (increases) in other operating assets	92,510	26,561	69,034
Add (decrease) / increase in trade and other payables	402,593	(620,202)	(589,787)
	(1,798,579)	(3,504,523)	(6,942,423)